Loans Payable (Tables)	12 Months Ended
Oct. 31, 2021
Li Cycle Holdings Corp [member]
Statement [line items]
Summary Of Detailed Information About Loans Payable

	BDC Loan	Other Loans	Total
	$	$	$
Balance at October 31, 2019	—	87,381	87,381
Proceeds from loans payable	2,153,110	—	2,153,110
Repayment of loans payable	—	(12,881)	(12,881)
Foreign exchange loss	21,430	(1,162)	20,268

Balance at October 31, 2020	2,174,540	73,338	2,247,878
Proceeds from loans payable	3,091,220	7,000,000	10,091,220
Repayment of loans payable	(5,507,298)	(7,037,041)	(12,544,339)
Foreign exchange loss	241,538	3,451	244,989

Balance at October 31, 2021	—	39,748	39,748